Net employee defined benefit - Summary of Employee Defined Benefit Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit asset (liability) [line items]
Fair value of plan assets	$ 25,783	$ 29,086
Employee benefits liability	(40,115)	(28,837)
Benefit (liability) assets	(14,332)	249
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(39,466)	(28,195)
Other employee benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (649)	$ (642)